Financial risk management (Details) € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Financial risk management
Prepayments	€ 30,811			€ 16,643
Currency risk
Financial risk management
Largest currency exposure | $			$ 919
Liquidity risk | Debt to credit institutions
Financial risk management
Fees paid	17,100	€ 1,700
Prepayments	5,800	1,200
Borrowings Utilised	1,198,385	€ 339,373		€ 571,017	€ 205,572
Liquidity risk | Unsecured Holdco Facility
Financial risk management
Borrowings Utilised	125,000
Liquidity risk | New Senior Secured Credit And Guarantee Facilities
Financial risk management
Borrowings Utilised	493,000
Liquidity risk | Long Term Borrowings Excluding Guarantee Facility
Financial risk management
Borrowings Utilised	€ 1,259,000
EURIBOR | Interest rate risk
Financial risk management
EURIBOR interest rate floor (in percent)	0.00%	0.00%	0.00%
Borrowings, interest rate	2.00%	3.80%	2.00%